Financial Instruments (Details) - Schedule of Other Financial Liabilities - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Financial Liabilities [Abstract]
Short-term loans	[1]	$ 11,878	$ 13,432
Convertible loans		14,449
Trade payables		9,867	13,771
Other accounts payable		32,427	25,322
Liabilities for government grants		412	1,289
Total other financial liabilities at amortized cost		69,033	53,814
Total current liabilities		68,886	52,927
Total non-current liabilities		$ 147	$ 887

[1]	The interest rate is Prime (Bank of Israel intrabank plus 1.5%) + 0.7%-4.85%.